Offerings - Offering: 1	Jul. 24, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, no par value per share
Maximum Aggregate Offering Price	$ 8,492,750.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 738.87
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers any additional shares of Common Stock of Helio Corporation (the “Registrant”) that may become issuable as a result of any future stock splits, stock dividends or similar adjustments of the Registrant’s outstanding Common Stock.

Includes shares of Common Stock that may be issued upon exercise of the underwriters’ over-allotment option and the representative’s warrants issued to R.F. Lafferty & Co., Inc., as representative of the underwriters, together with the shares of Common Stock issuable upon exercise of such representative’s warrants. Pursuant to Rule 457(o) under the Securities Act, the number of shares of Common Stock being registered and the proposed maximum offering price per share are not included in this table. The maximum aggregate offering price of $8,492,750 consists of (i) the $7,000,000 base offering, (ii) $1,050,000 attributable to the 15% over-allotment option, and (iii) $442,750 attributable to the representative’s warrants (exercisable for a number of shares equal to 5% of the shares sold, including shares sold pursuant to the over-allotment option, at an exercise price equal to 110% of the public offering price).

Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(o) under the Securities Act, based on the estimated maximum aggregate offering price.